TAX SITUATION - Income Tax Declarations Pending Examination by Oversses Tax Authorities (Details)	12 Months Ended
Dec. 31, 2019
Banco De Credito De Bolivia [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2011, 2012, 2014 to 2019
Credicorp Capital Colombia [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2016 to 2019
Credicorp Capital Holding Chile S.A
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2018 to 2019